Financial Income, Net (Tables)	12 Months Ended
Dec. 31, 2018
Financial Income, Net
Schedule of Financial Income, Net

€ millions	2018	2017	2016
Finance income	371	476	230
Thereof gains from financial assets at fair value through profit and loss (2017, 2016: from available-for-sale financial assets)	227	382	164
Finance costs	-418	-288	-259
Thereof interest expense from financial liabilities at amortized cost	-106	-89	-108
Thereof interest expense from financial liabilities at fair value through profit and loss (2017, 2016: from available-for-sale financial liabilities)	-206	-116	-114
Financial income, net	-47	188	-29